TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of Trade Accounts Receivables

	2023	2022
Accounts receivable	22,623,900	28,418,758
Accounts receivable in litigations	1,883,274	1,285,941
Notes receivable	5,322	16,801
Foreign customers	161,707	17,874
Subtotal	24,674,203	29,739,374
Allowance for doubtful accounts	(1,925,045)	(1,329,119)
Total	22,749,158	28,410,255

Schedule of Maturities of Accounts Receivable
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2023 and 2022. Accounts receivable aging is as follows:

	2023	2022
To expire	14,650,767	18,935,824
Past due:
0 to 30 days	7,029,712	7,193,784
31 to 60 days	449,533	1,334,517
61 to 90 days	278,923	294,520
More than 90 days	2,265,268	1,980,729
Total	24,674,203	29,739,374

Schedule of Financial Assets That Are Either Past Due or Impaired
Aging of past due, but not impaired, accounts receivable is as follows:

	2023	2022
Past due:
0 to 30 days	7,029,712	7,193,784
31 to 60 days	449,533	1,334,517
61 to 90 days	278,923	294,520
More than 90 days	340,223	1,769,082
Total	8,098,391	10,591,903
Average age of overdue balances (in days)	22	27

The average aging of past due and impaired accounts receivable is as follows:

	2023	2022
Past due:
More than 90 days	1,925,045	1,329,119
Total	1,925,045	1,329,119

Schedule of Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2022	1,575,960
Increases	683,201
Gain on net monetary position	(879,511)
Decreases (*)	(50,531)
Balance as of December 31, 2022	1,329,119
Increases, net of recoveries	1,862,288
Gain on net monetary position	(1,265,427)
Decreases (*)	(935)
Balance as of December 31, 2023	1,925,045
(*)It includes allocation of provisions for specific purposes.